Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Reserve for credit loss allowance	$ 3
Minimum threshold percentage for recognizing benefit of an uncertain income tax position			50.00%
Minimum threshold percentage of income tax benefit for settlement with tax authority			50.00%
Inventory utilized			$ 0
Inventory on-hand	44
Cost of goods sold
Investor D Convertible Note Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants expire term			5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Materiality of current sales			$ 100